Summary of significant accounting policies - Income Tax Expense (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ (2,394,000,000)	€ (948,000,000)	€ (1,234,000,000)
Temporary differences subject to GILTI
Disclosure Of Detailed Information About Income Taxes [Line Items]
Deferred tax expense	€ 0

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).